Regulatory Requirements - Additional Information (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Millions	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)
Schedule of Regulatory Requirements for Broker-Dealers [Line Items]
Net capital	$ 96,500	$ 54,800
Net capital in excess of required net capital	96,000	52,900
Equity	$ 125,207	74,183				$ 81,905
PWP LP, TPH Securities and TPH Advisors
Schedule of Regulatory Requirements for Broker-Dealers [Line Items]
Net capital		54,800				57,100
Net capital in excess of required net capital		$ 52,900				$ 56,000
Perella Weinberg Partners UK LLP
Schedule of Regulatory Requirements for Broker-Dealers [Line Items]
Net capital in excess of required net capital | £			£ 20,000				£ 19,000
Equity | £			£ 31,900				£ 28,500
Tudor, Pickering, Holt & Co. Securities Canada, ULC
Schedule of Regulatory Requirements for Broker-Dealers [Line Items]
Net capital in excess of required net capital				$ 7.5				$ 3.5
Equity				$ 7.8				$ 3.8
Perella Weinberg Partners France S.A.S.
Schedule of Regulatory Requirements for Broker-Dealers [Line Items]
Minimum net capital requirement | €					€ 50